Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (35.8%)
Australia (0.6%)
	Rio Tinto plc	54,137	3,199
Canada (2.7%)
	Bank of Nova Scotia	95,069	4,592
	TC Energy Corp.	96,083	3,740
	Royal Bank of Canada	39,267	3,512
	Enbridge Inc.	81,778	2,879
			14,723
China (0.5%)
	ENN Energy Holdings Ltd.	253,100	2,948
France (3.6%)
	TotalEnergies SE	111,958	6,318
	AXA SA	169,517	4,806
	Engie SA	296,990	4,466
	Bureau Veritas SA	144,231	3,665
			19,255
Hong Kong (1.2%)
	AIA Group Ltd.	459,400	4,416
*	Sands China Ltd.	649,200	2,105
			6,521
Italy (0.6%)
	FinecoBank Banca Fineco SpA	241,215	3,222
Japan (2.4%)
	Tokio Marine Holdings Inc.	169,200	3,788
	Mitsubishi UFJ Financial Group Inc.	506,400	3,367
	Isuzu Motors Ltd.	281,300	3,263
	KDDI Corp.	86,200	2,658
			13,076
Netherlands (0.5%)
	Koninklijke KPN NV	742,927	2,556
Norway (1.3%)
	Equinor ASA	138,426	3,514
	DNB Bank ASA	193,065	3,234
			6,748
Spain (0.6%)
	Industria de Diseno Textil SA	92,368	3,090
Switzerland (1.6%)
	Novartis AG (Registered)	52,894	5,070

				Shares	Market Value ($000)
	UBS Group AG (Registered)			194,334	3,705
					8,775
Taiwan (0.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			185,000	3,348
United Kingdom (4.5%)
	AstraZeneca plc			38,907	5,667
	BAE Systems plc			393,258	4,545
	National Grid plc			311,119	4,286
	HSBC Holdings plc			524,261	3,843
	Unilever plc			57,996	2,902
	WPP plc			261,210	2,776
					24,019
United States (15.1%)
	Merck & Co. Inc.			52,228	5,766
	Philip Morris International Inc.			59,682	5,372
	Pfizer Inc.			130,280	4,953
	Cisco Systems Inc.			88,556	4,399
	Johnson & Johnson			27,441	4,255
	Microsoft Corp.			11,799	3,875
	Ares Management Corp. Class A			43,256	3,767
	Home Depot Inc.			13,200	3,742
	Elevance Health Inc.			8,230	3,686
	Texas Instruments Inc.			21,098	3,669
	Lockheed Martin Corp.			8,109	3,600
	Exelon Corp.			90,718	3,597
	Johnson Controls International plc			59,560	3,556
	Duke Energy Corp.			39,626	3,538
	Coterra Energy Inc.			146,504	3,406
	Comcast Corp. Class A			79,299	3,120
	FMC Corp.			28,884	3,006
	QUALCOMM Inc.			25,940	2,942
	Bank of America Corp.			104,928	2,916
	Edison International			40,699	2,748
	Kellogg Co.			38,452	2,567
	TJX Cos. Inc.			32,373	2,486
					80,966
Total Common Stocks (Cost $165,913)					192,446
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (12.1%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	31	30
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	250	227
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	62	59
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	92	89
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	628	580
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	676	599
[1,2]	Freddie Mac REMICS	3.500%	11/15/40	5	5
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	955	936
[1]	Ginnie Mae II Pool	2.000%	1/20/51–11/20/51	764	649
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,206	1,053
[1]	Ginnie Mae II Pool	3.000%	11/20/49–3/20/52	1,167	1,051
[1]	Ginnie Mae II Pool	3.500%	1/20/52–7/20/52	1,608	1,488
[1]	Ginnie Mae II Pool	4.000%	8/20/52	850	807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Ginnie Mae II Pool	5.000%	9/20/52	650	641
[1]	Ginnie Mae REMICS	2.750%	9/20/44	75	71
[1,2]	UMBS Pool	2.000%	5/01/36–4/01/52	7,399	6,293
[1,2]	UMBS Pool	2.500%	5/01/51–11/01/51	3,899	3,374
[1,2]	UMBS Pool	3.000%	10/1/51	1,278	1,148
[1,2]	UMBS Pool	3.500%	7/1/51	1,226	1,135
[1,2]	UMBS Pool	4.000%	8/01/52–10/01/52	1,089	1,028
[1,2]	UMBS Pool	4.500%	7/01/52–9/01/52	4,141	4,002
[1,2]	UMBS Pool	5.000%	10/01/52–5/01/53	7,155	7,037
[1,2]	UMBS Pool	5.500%	1/1/53	343	342
	United States Treasury Note/Bond	1.125%	10/31/26	145	132
	United States Treasury Note/Bond	1.250%	11/30/26–12/31/26	4,261	3,882
	United States Treasury Note/Bond	1.750%	8/15/41	670	472
	United States Treasury Note/Bond	2.000%	11/15/41	3,150	2,314
	United States Treasury Note/Bond	2.375%	2/15/42	1,230	962
	United States Treasury Note/Bond	2.625%	5/31/27	10	10
	United States Treasury Note/Bond	3.250%	5/15/42	170	153
	United States Treasury Note/Bond	3.375%	5/15/33–8/15/42	2,452	2,311
	United States Treasury Note/Bond	3.625%	5/15/26–5/15/53	5,126	4,960
	United States Treasury Note/Bond	3.750%	5/31/30	20	20
	United States Treasury Note/Bond	3.875%	3/31/25–5/15/43	6,082	5,988
[3]	United States Treasury Note/Bond	4.000%	2/15/26–11/15/52	7,942	8,006
[4]	United States Treasury Note/Bond	4.125%	1/31/25	1,740	1,725
	United States Treasury Note/Bond	4.250%	9/30/24	8	8
	United States Treasury Note/Bond	4.625%	2/28/25–3/15/26	1,346	1,355
Total U.S. Government and Agency Obligations (Cost $67,788)					64,942
Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	117	99
United States (1.8%)
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	651
[1,5]	American Tower Trust #1	5.490%	3/15/28	1,350	1,373
[1,5,6]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	6.404%	10/15/36	770	741
[1,5,6]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	5.613%	10/15/36	1,750	1,679
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	150	133
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.523%	10/25/41	145	142
[1,2]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	364	291
[1]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	159	159
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	704
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/33	710	713
[1,2,5,6]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	7.773%	10/25/50	191	194
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	686	607
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	895	891
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	157	151
[1,5,6]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	6.187%	11/15/38	875	845
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	69	65
					9,545
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $10,134)					9,644
Corporate Bonds (39.7%)
Australia (0.1%)
[5]	CSL Finance plc	4.250%	4/27/32	650	619
Belgium (0.2%)
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	332
[1,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	691
[5]	KBC Group NV	5.796%	1/19/29	200	201
					1,224
Canada (0.6%)
[8]	Bank of Montreal	2.850%	3/6/24	1,890	1,366
[8]	Emera Inc.	4.838%	5/2/30	1,560	1,119
	Fortis Inc.	3.055%	10/4/26	625	583
					3,068
Denmark (0.7%)
[7]	Danske Bank A/S	0.500%	8/27/25	610	620
[5]	Danske Bank A/S	6.466%	1/9/26	1,550	1,553
[5]	Danske Bank A/S	1.621%	9/11/26	875	785
[1,9]	Danske Bank A/S	2.250%	1/14/28	560	592
					3,550
France (3.5%)
[1,7]	AXA SA	5.125%	7/4/43	750	802
[7]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	1,500	1,513
[5]	BNP Paribas SA	2.819%	11/19/25	360	343
[5]	BNP Paribas SA	2.219%	6/9/26	770	715
[1,7]	BNP Paribas SA	0.125%	9/4/26	400	383
[5]	BNP Paribas SA	2.591%	1/20/28	1,145	1,031
[5]	BNP Paribas SA	2.159%	9/15/29	935	787
[1,7]	BNP Paribas SA	1.125%	1/15/32	400	366
[1,7]	BPCE SA	0.500%	9/15/27	1,900	1,790
[5]	BPCE SA	3.250%	1/11/28	500	457
[5]	BPCE SA	2.277%	1/20/32	760	589
[1,7]	BPCE SA	1.750%	2/2/34	900	786
[7]	BPCE SFH SA	3.000%	10/17/29	1,300	1,376
[1,7]	Cie de Financement Foncier SA	0.875%	9/11/28	1,200	1,141
[7]	Credit Agricole SA	1.875%	4/22/27	900	899
[1,7]	Credit Agricole SA	3.875%	11/28/34	600	637
[5]	Danone SA	2.947%	11/2/26	285	270
[1,7]	Engie SA	0.375%	6/11/27	1,300	1,235
[1,7]	Engie SA	2.000%	9/28/37	700	576
[1,7]	Orange SA	1.000%	5/12/25	1,200	1,225
[1,7]	RCI Banque SA	1.375%	3/8/24	575	602
[7]	Societe Generale SFH SA	0.750%	1/29/27	800	782
[1,7]	Suez SACA	2.875%	5/24/34	600	566
					18,871
Germany (1.0%)
[7]	Bayer AG	1.375%	7/6/32	700	599
[5]	Bayer US Finance II LLC	4.250%	12/15/25	660	640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bayer US Finance LLC	3.375%	10/8/24	765	744
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	310	310
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	150
	Deutsche Bank AG	6.720%	1/18/29	445	448
[7]	Deutsche Bank AG	1.375%	2/17/32	300	238
[1,9]	E.ON International Finance BV	6.250%	6/3/30	155	197
[1,9]	E.ON International Finance BV	6.375%	6/7/32	855	1,099
[7]	Wintershall Dea Finance BV	1.823%	9/25/31	1,000	841
					5,266
Ireland (0.0%)
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	156
Italy (0.8%)
[7]	Autostrade per l'Italia SpA	2.000%	12/4/28	3,475	3,259
[7]	Autostrade per l'Italia SpA	2.000%	1/15/30	420	377
[1,7]	Hera SpA	2.500%	5/25/29	790	780
					4,416
Japan (0.5%)
[5]	NTT Finance Corp.	1.162%	4/3/26	700	631
[5]	NTT Finance Corp.	2.065%	4/3/31	2,395	1,985
					2,616
Luxembourg (0.2%)
[5]	JAB Holdings BV	2.200%	11/23/30	260	204
[5]	JAB Holdings BV	3.750%	5/28/51	500	323
[5]	JAB Holdings BV	4.500%	4/8/52	445	326
					853
Netherlands (0.8%)
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	112
[1,7]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,100	950
[1,7]	Heineken NV	4.125%	3/23/35	1,240	1,360
[7]	ING Groep NV	0.250%	2/18/29	600	529
[7]	ING Groep NV	0.250%	2/1/30	600	510
[1,7]	Koninklijke KPN NV	0.875%	11/15/33	500	401
	Shell International Finance BV	4.000%	5/10/46	275	230
	Shell International Finance BV	3.000%	11/26/51	340	235
					4,327
Norway (0.8%)
[1,7]	Aker BP ASA	1.125%	5/12/29	1,090	970
[5]	Aker BP ASA	3.750%	1/15/30	2,155	1,922
[5]	Aker BP ASA	4.000%	1/15/31	725	650
[5]	Var Energi ASA	8.000%	11/15/32	900	959
					4,501
Portugal (0.2%)
[1,7]	EDP Finance BV	1.875%	9/21/29	1,100	1,057
Saudi Arabia (0.6%)
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	2,250	1,915
[5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	675	694
[5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	510	533
					3,142
Spain (0.1%)
	Telefonica Emisiones SA	4.665%	3/6/38	845	713
Switzerland (1.1%)
[5]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Credit Suisse AG	7.500%	2/15/28	1,816	1,929
[1,7]	Credit Suisse Group AG	1.250%	7/17/25	600	606
[7]	Sika Capital BV	1.500%	4/29/31	955	872
					6,035
United Arab Emirates (0.6%)
[5]	DAE Funding LLC	1.550%	8/1/24	1,125	1,066
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,324	1,980
					3,046
United Kingdom (2.9%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	1,212	946
[5]	Ashtead Capital Inc.	5.500%	8/11/32	300	289
[5]	Ashtead Capital Inc.	5.550%	5/30/33	205	199
	AstraZeneca plc	4.000%	1/17/29	720	704
[1,7]	Barclays plc	5.262%	1/29/34	355	384
[1,8]	BP Capital Markets plc	3.470%	5/15/25	1,325	947
[7]	BP Capital Markets plc	1.104%	11/15/34	525	410
[1,7]	Diageo Finance plc	2.500%	3/27/32	885	872
[1,9]	Heathrow Funding Ltd.	2.750%	10/13/29	1,350	1,408
[1,9]	HSBC Holdings plc	2.256%	11/13/26	1,725	1,943
	HSBC Holdings plc	7.390%	11/3/28	454	485
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	488
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/40	480	353
[1,7]	NatWest Group plc	1.750%	3/2/26	970	989
[9]	NatWest Group plc	3.622%	8/14/30	875	1,013
[1,7]	NatWest Group plc	1.043%	9/14/32	525	459
	Santander UK Group Holdings plc	1.089%	3/15/25	1,725	1,647
[1,9]	Scottish Hydro Electric Transmission plc	2.250%	9/27/35	535	467
[1,9]	Severn Trent Utilities Finance plc	4.625%	11/30/34	770	875
[1,7]	SSE plc	1.750%	4/16/30	490	462
[5]	Standard Chartered plc	0.991%	1/12/25	530	512
					15,852
United States (25.0%)
[1]	Alabama Power Co.	4.300%	7/15/48	275	232
	Allstate Corp.	5.250%	3/30/33	270	270
	American Express Co.	5.043%	5/1/34	2,165	2,137
	American International Group Inc.	3.400%	6/30/30	1,949	1,734
[5]	American Transmission Systems Inc.	2.650%	1/15/32	605	502
	Amgen Inc.	5.250%	3/2/30	350	353
	Amgen Inc.	5.600%	3/2/43	457	453
	Amgen Inc.	4.400%	5/1/45	307	260
[7]	AT&T Inc.	3.950%	4/30/31	780	838
	AT&T Inc.	2.250%	2/1/32	2,420	1,937
[7]	AT&T Inc.	2.050%	5/19/32	300	277
[10]	AT&T Inc.	5.400%	2/15/34	510	512
[7]	AT&T Inc.	3.150%	9/4/36	250	239
[7]	AT&T Inc.	2.600%	5/19/38	275	239
	AT&T Inc.	3.500%	9/15/53	577	401
[5]	Athene Global Funding	2.500%	3/24/28	1,475	1,234
[1]	Bank of America Corp.	3.593%	7/21/28	1,090	1,017
	Bank of America Corp.	5.202%	4/25/29	1,050	1,047
	Bank of America Corp.	2.687%	4/22/32	745	616
[1,7]	Bank of America Corp.	1.102%	5/24/32	850	716
	Bank of America Corp.	3.311%	4/22/42	625	469
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	1,402	1,394
[7]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	875	793
[1]	Bon Secours Mercy Health Inc.	3.555%	8/1/27	535	501
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Booking Holdings Inc.	4.500%	11/15/31	1,085	1,214
[7]	Booking Holdings Inc.	4.125%	5/12/33	985	1,065
[5]	Boston Gas Co.	3.001%	8/1/29	105	93
	BP Capital Markets America Inc.	4.812%	2/13/33	615	608
	BP Capital Markets America Inc.	3.001%	3/17/52	1,115	750
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	578
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,120	1,139
	Charter Communications Operating LLC	2.250%	1/15/29	65	54
	Charter Communications Operating LLC	5.050%	3/30/29	435	417
	Charter Communications Operating LLC	6.384%	10/23/35	305	295
	Charter Communications Operating LLC	3.700%	4/1/51	40	24
	Cheniere Energy Partners LP	4.500%	10/1/29	1,545	1,424
	Cheniere Energy Partners LP	4.000%	3/1/31	1,856	1,634
	Cigna Group	4.375%	10/15/28	435	424
	Cigna Group	2.400%	3/15/30	220	187
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	233
	Comcast Corp.	3.950%	10/15/25	255	251
	Comcast Corp.	6.500%	11/15/35	156	175
	Comcast Corp.	4.000%	3/1/48	20	17
	Comcast Corp.	2.887%	11/1/51	961	632
	Comcast Corp.	4.049%	11/1/52	6	5
	Comcast Corp.	2.650%	8/15/62	130	76
	Comcast Corp.	2.987%	11/1/63	4	2
	CommonSpirit Health	4.200%	8/1/23	895	891
	CommonSpirit Health	4.187%	10/1/49	10	8
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	100	83
[5]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,180
	Crown Castle Inc.	2.100%	4/1/31	1,585	1,276
	CVS Health Corp.	2.875%	6/1/26	1,000	945
	CVS Health Corp.	4.300%	3/25/28	96	93
[10]	CVS Health Corp.	5.000%	1/30/29	1,657	1,660
	CVS Health Corp.	5.250%	2/21/33	1,592	1,596
	Dignity Health	3.812%	11/1/24	659	643
	Discovery Communications LLC	3.625%	5/15/30	565	491
	Discovery Communications LLC	4.000%	9/15/55	383	243
[1]	Dominion Energy Inc.	3.375%	4/1/30	92	82
	Dominion Energy Inc.	5.375%	11/15/32	1,008	1,012
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	173
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	131
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	247
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	251
	Duke Energy Corp.	2.550%	6/15/31	530	439
	Duke Energy Corp.	4.500%	8/15/32	1,520	1,437
	Duke Energy Progress LLC	3.400%	4/1/32	185	165
	Duke Energy Progress LLC	4.200%	8/15/45	350	292
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	531
	Eaton Corp.	4.150%	3/15/33	380	363
	Eaton Corp.	4.700%	8/23/52	80	75
	Edison International	5.250%	11/15/28	659	650
	Energy Transfer LP	4.900%	3/15/35	975	892
	Enterprise Products Operating LLC	5.350%	1/31/33	2,143	2,185
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	92
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	527
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	479
[5]	ERAC USA Finance LLC	3.300%	12/1/26	235	221
[5]	ERAC USA Finance LLC	4.900%	5/1/33	1,025	1,007
[5]	ERAC USA Finance LLC	4.500%	2/15/45	295	256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	ERAC USA Finance LLC	5.400%	5/1/53	383	377
	Estee Lauder Cos. Inc.	5.150%	5/15/53	691	691
[1]	Evergy Metro Inc.	2.250%	6/1/30	180	151
	Eversource Energy	5.450%	3/1/28	440	448
	Eversource Energy	5.125%	5/15/33	655	648
	Extra Space Storage LP	5.700%	4/1/28	989	1,002
	Exxon Mobil Corp.	2.275%	8/16/26	865	812
	Florida Power & Light Co.	5.050%	4/1/28	125	128
	Florida Power & Light Co.	5.100%	4/1/33	485	496
[7]	General Mills Inc.	3.907%	4/13/29	765	826
[5]	Genting New York LLC	3.300%	2/15/26	1,002	898
	Georgia Power Co.	4.700%	5/15/32	1,510	1,470
	Georgia Power Co.	4.300%	3/15/42	500	426
[1]	Georgia Power Co.	3.700%	1/30/50	35	26
	Georgia Power Co.	5.125%	5/15/52	466	446
	Goldman Sachs Group Inc.	5.700%	11/1/24	1,502	1,505
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	705	682
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,177
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	219
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	270
	Goldman Sachs Group Inc.	2.650%	10/21/32	1,055	864
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	268
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	41
	Hess Corp.	4.300%	4/1/27	810	785
	Hess Corp.	7.300%	8/15/31	590	648
	Honeywell International Inc.	4.250%	1/15/29	295	292
[7]	Honeywell International Inc.	3.750%	5/17/32	510	539
	Honeywell International Inc.	4.500%	1/15/34	504	497
[7]	Honeywell International Inc.	4.125%	11/2/34	860	932
	Intercontinental Exchange Inc.	4.350%	6/15/29	3,342	3,289
	Intercontinental Exchange Inc.	4.950%	6/15/52	190	181
[5]	ITC Holdings Corp.	4.950%	9/22/27	295	294
	JPMorgan Chase & Co.	0.563%	2/16/25	1,735	1,672
	JPMorgan Chase & Co.	4.912%	7/25/33	1,726	1,692
[10]	JPMorgan Chase & Co.	5.350%	6/1/34	1,265	1,281
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	405
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	515
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	228
[5]	Kenvue Inc.	5.050%	3/22/53	617	621
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	500	459
	Kroger Co.	4.450%	2/1/47	220	189
[5]	Liberty Mutual Group Inc.	4.569%	2/1/29	2,961	2,816
[5]	LKQ Corp.	5.750%	6/15/28	275	274
[5]	LKQ Corp.	6.250%	6/15/33	1,140	1,149
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	539	504
	Marathon Oil Corp.	6.600%	10/1/37	820	820
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	689
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	99
	McCormick & Co. Inc.	2.500%	4/15/30	140	120
[1,7]	McDonald's Corp.	4.250%	3/7/35	810	880
	Merck & Co. Inc.	3.400%	3/7/29	500	477
[5]	Metropolitan Edison Co.	5.200%	4/1/28	40	40
	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,043
	Microsoft Corp.	2.921%	3/17/52	650	481
[1,8]	Molson Coors International LP	2.840%	7/15/23	1,825	1,340
[1,7]	Mondelez International Holdings Netherlands BV	0.625%	9/9/32	155	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mondelez International Inc.	0.250%	3/17/28	605	554
[1]	Morgan Stanley	0.864%	10/21/25	1,230	1,143
[1]	Morgan Stanley	3.125%	7/27/26	2,100	1,981
[1]	Morgan Stanley	3.772%	1/24/29	175	164
[7]	Morgan Stanley	0.497%	2/7/31	675	563
[1]	Morgan Stanley	2.511%	10/20/32	2,170	1,764
	Morgan Stanley	5.250%	4/21/34	981	976
[1,9]	Nestle Holdings Inc.	1.375%	6/23/33	560	499
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	115	116
	NiSource Inc.	5.250%	3/30/28	255	257
	NNN REIT Inc.	3.900%	6/15/24	400	392
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	217
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	9
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	285	291
	Oglethorpe Power Corp.	4.550%	6/1/44	20	16
	Oglethorpe Power Corp.	4.250%	4/1/46	81	61
	Oracle Corp.	2.875%	3/25/31	1,015	863
	Pacific Gas & Electric Co.	5.900%	6/15/32	635	621
	Pacific Gas & Electric Co.	6.150%	1/15/33	1,218	1,202
	Pacific Gas & Electric Co.	4.500%	7/1/40	702	544
	Pacific Gas & Electric Co.	6.700%	4/1/53	240	234
	PacifiCorp	2.700%	9/15/30	160	140
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	35	35
[5]	Pennsylvania Electric Co.	3.600%	6/1/29	124	114
[5]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	172
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	716
[5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	135
[5]	Penske Truck Leasing Co. LP	5.700%	2/1/28	205	204
[5]	Penske Truck Leasing Co. LP	5.550%	5/1/28	815	806
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	890	895
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	1,196	1,188
	Philip Morris International Inc.	5.125%	11/17/27	420	424
	Philip Morris International Inc.	5.625%	11/17/29	290	297
	Philip Morris International Inc.	5.125%	2/15/30	765	757
	Philip Morris International Inc.	5.750%	11/17/32	700	717
	Philip Morris International Inc.	5.375%	2/15/33	470	467
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	360	327
	Progressive Corp.	3.950%	3/26/50	245	200
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	191
[1]	Prudential Financial Inc.	3.700%	3/13/51	830	624
	QUALCOMM Inc.	4.250%	5/20/32	600	584
	QUALCOMM Inc.	4.500%	5/20/52	160	142
	Raytheon Technologies Corp.	3.950%	8/16/25	310	304
	Raytheon Technologies Corp.	4.450%	11/16/38	550	510
	Realty Income Corp.	2.200%	6/15/28	185	162
	Realty Income Corp.	3.100%	12/15/29	550	490
	Realty Income Corp.	2.850%	12/15/32	80	66
	Realty Income Corp.	4.900%	7/15/33	2,162	2,077
	S&P Global Inc.	2.700%	3/1/29	385	348
	S&P Global Inc.	2.900%	3/1/32	390	339
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	142
[5]	SBA Tower Trust	1.884%	1/15/26	110	100
[5]	SBA Tower Trust	1.631%	11/15/26	615	535
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	205	173
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	76
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	41
	Sempra Energy	3.250%	6/15/27	1,000	934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sierra Pacific Power Co.	2.600%	5/1/26	180	169
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	515	332
	Southern California Edison Co.	5.875%	12/1/53	1,070	1,088
[5]	Sprint Spectrum Co. LLC	4.738%	3/20/25	550	544
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	362
	Teledyne Technologies Inc.	2.750%	4/1/31	490	414
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	853	829
[7]	Thermo Fisher Scientific Inc.	3.650%	11/21/34	1,465	1,568
	T-Mobile USA Inc.	3.375%	4/15/29	1,685	1,526
	T-Mobile USA Inc.	2.700%	3/15/32	1,155	957
	Toledo Hospital	5.750%	11/15/38	150	147
	Trane Technologies Financing Ltd.	5.250%	3/3/33	385	392
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	44	41
	UnitedHealth Group Inc.	3.850%	6/15/28	415	403
	UnitedHealth Group Inc.	2.000%	5/15/30	215	182
	UnitedHealth Group Inc.	4.200%	5/15/32	260	251
	UnitedHealth Group Inc.	4.625%	7/15/35	90	88
	UnitedHealth Group Inc.	4.750%	5/15/52	50	47
	UnitedHealth Group Inc.	5.050%	4/15/53	857	841
	Verizon Communications Inc.	2.355%	3/15/32	1,645	1,327
[5]	VICI Properties LP	4.125%	8/15/30	285	251
[1,8]	Walt Disney Co.	3.057%	3/30/27	1,225	843
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,746	1,595
[1,8]	Wells Fargo & Co.	2.975%	5/19/26	600	413
[1]	Wells Fargo & Co.	3.526%	3/24/28	1,695	1,592
[1]	Wells Fargo & Co.	4.611%	4/25/53	575	496
					134,178
Total Corporate Bonds (Cost $229,027)					213,490
Sovereign Bonds (6.2%)
Australia (0.4%)
[1,11]	Commonwealth of Australia	2.750%	11/21/27	160	101
[1,11]	Commonwealth of Australia	2.250%	5/21/28	870	537
[1,11]	Commonwealth of Australia	1.000%	11/21/31	955	506
[1,11]	Commonwealth of Australia	4.500%	4/21/33	1,600	1,119
					2,263
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	168
Bulgaria (0.2%)
[5,7]	Republic of Bulgaria	4.500%	1/27/33	1,185	1,240
Canada (0.8%)
[8]	Canadian Government Bond	1.000%	9/1/26	1,065	721
[8]	City of Montreal	3.500%	12/1/38	910	600
[8]	City of Toronto	3.200%	8/1/48	1,000	599
[8]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	461
[8]	Province of Ontario	2.900%	6/2/28	815	576
[1,12]	Province of Ontario	0.250%	6/28/29	1,075	1,088
[8]	Regional Municipality of York	2.150%	6/22/31	500	321
					4,366
Chile (0.2%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Germany (0.3%)
[1,7]	Federal Republic of Germany	2.200%	4/13/28	1,480	1,577
Japan (0.1%)
[1,13]	Japan	0.700%	6/20/51	80,700	502
Poland (0.2%)
	Republic of Poland	5.500%	4/4/53	1,050	1,059
Qatar (0.2%)
[1,5]	Qatar Energy	2.250%	7/12/31	480	405
[1,5]	Qatar Energy	3.125%	7/12/41	405	305
[1,5]	State of Qatar	5.103%	4/23/48	285	283
[1,5]	State of Qatar	4.400%	4/16/50	205	186
					1,179
Romania (0.1%)
[1,5,7]	Republic of Romania	2.000%	4/14/33	412	304
[1,7]	Republic of Romania	2.625%	12/2/40	280	176
					480
Saudi Arabia (0.2%)
[1,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	405	373
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	545
					918
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/29	775	713
Supranational (3.3%)
[1,7,14]	European Financial Stability Facility	0.875%	7/26/27	5,485	5,403
[1,7,14]	European Financial Stability Facility	2.875%	2/16/33	1,780	1,886
[1,7]	European Investment Bank	2.875%	1/12/33	1,810	1,922
[1,7]	European Investment Bank	3.000%	10/14/33	1,035	1,109
[7]	European Stability Mechanism	0.000%	12/16/24	525	534
[7]	European Stability Mechanism	0.000%	12/15/26	775	748
[1,7]	European Union	0.000%	7/4/31	2,310	1,958
[1,7]	European Union	1.000%	7/6/32	1,475	1,335
[1,7]	European Union	0.000%	7/4/35	865	638
[1,7]	European Union	0.200%	6/4/36	2,475	1,813
[1,7]	European Union	2.625%	2/4/48	565	532
					17,878
United Kingdom (0.1%)
[9]	United Kingdom	0.625%	7/31/35	280	229
Total Sovereign Bonds (Cost $36,587)					33,331
Taxable Municipal Bonds (1.3%)
United States (1.3%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	63
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	35	40
	Connecticut GO	2.000%	7/1/23	135	135
	Connecticut GO	5.770%	3/15/25	250	253
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	47
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	26
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	195	178
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	525	572

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	20	16
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	40	31
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	85	78
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	154
	Illinois GO	5.100%	6/1/33	2,660	2,630
[15]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	410	415
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	164
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	405
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	173
[16]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	564
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	113
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	515	528
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	390	409
Total Taxable Municipal Bonds (Cost $7,717)					7,009

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[17]	Vanguard Market Liquidity Fund (Cost $19,597)	5.125%	196,031	19,599
Total Investments (100.6%) (Cost $536,763)				540,461
Other Assets and Liabilities—Net (-0.6%)				(3,023)
Net Assets (100%)				537,438
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $527,000 have been segregated as collateral for certain recently closed To Be Announced (TBA) transactions.
4	Securities with a value of $997,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $58,618,000, representing 10.9% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Swiss francs.
13	Face amount denominated in Japanese yen.
14	Guaranteed by the Government of Luxembourg.
15	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	49	10,086	(19)
5-Year U.S. Treasury Note	September 2023	21	2,291	—
Euro-Bobl	June 2023	48	6,061	92
Euro-BTP	June 2023	12	1,487	1
Euro-Buxl	June 2023	17	2,520	127
Euro-OAT	June 2023	6	837	30
Euro-Schatz	June 2023	99	11,177	49
Long Gilt	September 2023	20	2,408	30
				310

Short Futures Contracts
10-Year U.S. Treasury Note	September 2023	(56)	(6,410)	(4)
Euro-Bund	June 2023	(136)	(19,778)	(63)
Ultra 10-Year U.S. Treasury Note	September 2023	(113)	(13,611)	(68)
				(135)
				175

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/30/23	CAD	375	USD	276	—	—
Bank of America, N.A.	6/30/23	GBP	310	USD	384	1	—
JPMorgan Chase Bank, N.A.	6/30/23	JPY	193,643	USD	1,407	—	(11)
JPMorgan Chase Bank, N.A.	6/30/23	USD	5,170	AUD	7,807	87	—
Bank of America, N.A.	6/30/23	USD	9,764	CAD	13,288	—	(32)
Goldman Sachs International	6/30/23	USD	1,112	CHF	997	14	—
Goldman Sachs International	6/30/23	USD	62,818	EUR	58,492	191	—
Bank of America, N.A.	6/30/23	USD	3,530	EUR	3,286	12	—
JPMorgan Chase Bank, N.A.	6/30/23	USD	2,192	EUR	2,050	—	(3)
JPMorgan Chase Bank, N.A.	6/30/23	USD	8,815	GBP	7,115	—	(41)
JPMorgan Chase Bank, N.A.	6/30/23	AUD	1,970	GBP	1,041	—	(13)
Goldman Sachs International	6/30/23	USD	381	GBP	308	—	(2)
JPMorgan Chase Bank, N.A.	6/30/23	EUR	280	GBP	244	—	(4)
Bank of America, N.A.	6/30/23	AUD	2,290	JPY	209,400	—	(18)
Bank of America, N.A.	6/30/23	GBP	380	JPY	65,000	4	—
						309	(124)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open credit default swap contracts at May 31, 2023.

H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	95,689	—	—	95,689
Common Stocks—Other	—	96,757	—	96,757
U.S. Government and Agency Obligations	—	64,942	—	64,942
Asset-Backed/Commercial Mortgage-Backed Securities	—	9,644	—	9,644
Corporate Bonds	—	213,490	—	213,490
Sovereign Bonds	—	33,331	—	33,331
Taxable Municipal Bonds	—	7,009	—	7,009
Temporary Cash Investments	19,599	—	—	19,599
Total	115,288	425,173	—	540,461

Derivative Financial Instruments
Assets
Futures Contracts[1]	329	—	—	329
Forward Currency Contracts	—	309	—	309
Total	329	309	—	638
Liabilities
Futures Contracts[1]	154	—	—	154
Forward Currency Contracts	—	124	—	124
Total	154	124	—	278
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.